Segment Reporting - Summary Of Detailed Information About Revenue From Transactions With Individual Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Disclosure of major customers [line items]
Revenue	$ 17,940	$ 10,070	$ 36,270
Percentage of entity's revenue	21.60%	27.40%	54.40%
Customer B [Member]
Disclosure of major customers [line items]
Revenue	$ 38,376	$ 18,369	$ 18,572
Percentage of entity's revenue	46.20%	50.00%	27.90%